As filed with the Securities and Exchange Commission on December 19, 2008

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 205	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 205	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	JESSICA N. BENTLEY, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BARCLAYS GLOBAL INVESTORS, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☒	On January 14, 2009 pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 205 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until January 14, 2009, the effectiveness of the registration statement for the MSCI All Peru Capped Index Fund (the “Fund”), filed in Post-Effective Amendment No. 175 on October 6, 2008 pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 205 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 175.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 205 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 19th day of December 2008.

By:
Michael Latham*
President

Date: December 19, 2008

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 205 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Trustee

Date: December 19, 2008

John E. Martinez*
Trustee

Date: December 19, 2008

George G. C. Parker*
Trustee

Date: December 19, 2008

Cecilia H. Herbert*
Trustee

Date: December 19, 2008

Charles A. Hurty*
Trustee

Date: December 19, 2008

John E. Kerrigan*
Trustee

Date: December 19, 2008

Robert H. Silver*
Trustee

Date: December 19, 2008

Darrell Duffie**
Trustee

Date: December 19, 2008

Michael Latham*
President

Date: December 19, 2008

/s/ Jack Gee
Jack Gee
Treasurer

Date: December 19, 2008

*, **By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn
Attorney in fact

Date: December 19, 2008

*	Powers of Attorney, each dated September 18, 2007, for Michael A. Latham, Lee T. Kranefuss, John E. Martinez, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, and Robert H. Silver are incorporated herein by reference to Post-Effective Amendment No. 102, filed October 1, 2007.
**	Power of Attorney, dated June 19, 2008, for Darrell Duffie is incorporated herein by reference to Post-Effective Amendment No. 144, filed June 23, 2008.